Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Future Minimum Lease Payments Under Non Cancelable Operating Lease Agreements

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2015 were as follows:

Years Ended December 31	RMB	US$
2016	65,743,756	10,149,087
2017	51,573,418	7,961,564
2018	40,280,681	6,218,266
2019	28,462,131	4,393,796
2020 and after	100,185,181	15,465,926
Total	286,245,167	44,188,639